Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (1,852,301)		$ (2,830,047)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	13,155		33,023
Amortization of patents	113,385		113,071
Bad debt expense	36,763		92,224
Adjustment to the fair value of embedded derivatives	50,809		(65,962)
Accretion of interest on convertible notes	168,708		21,889
Unrealized gain on fair value adjustment of common stock warrants			(9)
Stock-based compensation expense	224,011		110,200
Non-cash settlement of prior debt owed	(769,148)
Changes in assets and liabilities:
Accounts receivable	412,304		(293,902)
Other receivables	21,378		100,612
Inventory	58,264		209,077
Prepaid expenses and other current assets	158,544		246,669
Other assets	123,233		1,706
Accounts payable	324,998		1,159,974
Accrued liabilities and accrued warranty	(276,657)		(461,100)
Deferred revenue	15,450
Net cash used in operating activities	(1,177,104)		(1,562,575)
Cash flows from financing activities
Borrowing on long-term debt	600,000		650,000
Repayment of notes payable	(142,416)		(14,232)
Borrowing on line of credit, net			500,000
Repayments on capital lease obligations	(299)		(4,414)
Proceeds from securities purchase agreement	676,590		550,000
Payment of placement agent and registration fees and other direct costs	(36,618)		(91,981)
Employee taxes paid for vesting of restricted stock	(8,692)		(4,102)
Net cash provided by financing activities	1,088,565		1,585,271
Net (decrease) increase in cash	(88,539)		22,696
Cash
Beginning of period	150,081		127,385
End of period	61,542	[1]	150,081
Supplemental cash flows disclosures:
Cash paid during the period for interest	57,580		6,759
Supplemental disclosure of non-cash financing activity:
Embedded derivatives on convertible note issuances	122,630		243,889
Grant of warrant on issuance of convertible note	170,767		53,623
Preferred deemed dividend			875,304
Conversion of preferred stock to common stock	1,168,787		2,079,933
Conversion of convertible note to common stock	786,551
Preferred stock dividends paid in common stock	18,927		153,305
Return of Series D convertible preferred stock			80,123
Embedded derivative converted to equity	221,768
Preferred stock issued for payment of financial advisor fees			230,000
Prepaid Expenses and Other Current Assets [Member]
Supplemental disclosure of non-cash financing activity:
Note issued	121,100		144,071
Financial Advisory Services Fees [Member]
Supplemental disclosure of non-cash financing activity:
Note issued	160,000		$ 60,000
To Settle Claim [Member]
Supplemental disclosure of non-cash financing activity:
Common stock issued to settle claim	$ 250,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.